Interest and Financing Service Fee on Loans (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and Financing Service Fee on Loans (Textual)
Interest income on loans	¥ 2,906,171,249	¥ 4,150,727,434	¥ 3,154,190,318
Financing service fee on loans	¥ 47,309,748	¥ 128,092,934	¥ 251,920,274